FAIR VALUE MEASUREMENTS - Summary of Fair Value Measurement Inputs and Valuation Techniques (Details)	Sep. 30, 2021 $ / shares	Feb. 12, 2021 $ / shares	Dec. 31, 2020	Dec. 31, 2020 $ / shares
Foresight Acquisition Corp [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	9.86	9.65
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.09		0.10
Risk-free interest rate [Member] | Foresight Acquisition Corp [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0095	0.0056
Trading days per year [Member] | Foresight Acquisition Corp [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	252	252
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	60.00		65.00
Expected volatility [Member] | Foresight Acquisition Corp [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	15.3	17.8
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.68		4.68	4.68
Exercise price [Member] | Foresight Acquisition Corp [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50